Significant Agreements, Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Significant Agreements, Commitments and Contingencies [Line Items]
Maturity fee		$ 2.2
Fair value		1.2	$ 1.2
Contingent liability		9.7
Fair value of other financial liabilities [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Aggregate earn-out amount	$ 50.5
Contingent liability		$ 62.6	$ 52.9
Short-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years		1 year
Long-term contracts [Member]
Significant Agreements, Commitments and Contingencies [Line Items]
Agreement years		3 years